Other assets (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Jun. 30, 2021
Other assets.
Right of return assets	€ 10,096	€ 5,279
Prepaid expenses	5,609	4,479
Receivables against payment service providers	371	847
Advanced payments	1,465	1,106
Deposits	414	816
Receivables from brand partners	33,611
DDP duty drawbacks	5,261
Other current assets	5,047	1,965
Total other assets	€ 61,874	€ 14,492